Facility Operating Lease (Details) - USD ($)						12 Months Ended
	Jul. 01, 2023	Jun. 01, 2022	Jun. 01, 2021	May 31, 2021	Apr. 01, 2021	Jun. 30, 2024	Jun. 30, 2023
Facility Operating Lease [Abstract]
Operating lease term of contract					5 years
Total lease expenses					$ 781,813	$ 167,097	$ 129,437
Lease payments						$ 767,553
Net present value	$ 1,189,606
Operating lease term						6 years 9 months 18 days
Operating lease discount rate						4.00%
Operating expenses						$ 240,431	264,280
Sub-lease income		$ 5,200	$ 8,400	$ 13,013			$ 128,921